Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of segment reporting information gross margin

The following tables present segment revenue and segment gross profit (loss):

Year Ended December 31, 2023

	Bitcoin Mining	Engineering	Other	Total
Revenue from external customers	$188,996	$64,303	$27,379	$280,678
Intersegment revenue	—	8,522	127,052	135,574
Segment revenue	188,996	72,825	154,431	416,252
Less: Segment cost of revenue	(134,516)	(66,277)	(186,256)	(387,049)
Segment gross profit (loss)	$54,480	$6,548	$(31,825)	$29,203

Year Ended December 31, 2022

	Bitcoin Mining	Engineering	Other	Total
Revenue from external customers	$156,870	$65,342	$36,959	$259,171
Intersegment revenue	—	20,016	64,856	84,872
Segment revenue	156,870	85,358	101,815	344,043
Less: Segment cost of revenue	(84,897)	(70,283)	(116,200)	(271,380)
Segment gross profit (loss)	$71,973	$15,075	$(14,385)	$72,663

Year Ended December 31, 2021

	Bitcoin Mining	Engineering	Other	Total
Revenue from external customers	$184,422	$4,178	$24,643	$213,243
Intersegment revenue	—	1,087	—	1,087
Segment revenue	184,422	5,265	24,643	214,330
Less: Segment cost of revenue	(45,513)	(4,351)	(32,998)	(82,862)
Segment gross profit (loss)	$138,909	$914	$(8,355)	$131,468

Schedule of segment reporting information net income (loss) before taxes

The following table presents the reconciliation of segment gross profit (loss) to net income (loss) before taxes:

	Years Ended December 31,
	2023	2022	2021
Segment gross profit (loss)	$29,203	$72,663	$131,468

Reconciling Items:
Elimination of intersegment profits	(2,858)	(7,188)	(318)
Acquisition-related costs	—	(78)	(21,198)
Selling, general, and administrative	(100,346)	(67,452)	(87,429)
Depreciation and amortization	(252,354)	(107,950)	(26,324)
Change in fair value of Bitcoin	184,734	—	—
Change in fair value of derivative asset	6,721	71,418	12,112
Power curtailment credits	71,215	27,345	6,514
Change in fair value of contingent consideration	—	159	(975)
Realized gain on sale of Bitcoin	—	30,346	253
(Loss) gain on sale/exchange of equipment	(5,336)	16,281	—
Casualty-related (charges) recoveries, net	5,974	(9,688)	—
Impairment of Bitcoin	—	(147,365)	(43,973)
Impairment of goodwill	—	(335,648)	—
Impairment of miners	—	(55,544)	—
Interest income (expense)	8,222	454	(296)
Realized loss on sale of marketable equity securities	—	(8,996)	—
Realized gain on sale/exchange of long-term investment	—	—	26,260
Unrealized loss on marketable equity securities	—	—	(13,655)
Other income (expense)	260	(59)	2,378
Net income (loss) before taxes	$(54,565)	$(521,302)	$(15,183)